Note 15 - Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Loss for the year before income taxes	$ (5,006)	$ (5,769)
Statutory tax rate	27.00%	26.00%
Recovery of income taxes computed at statutory rates	$ 1,352	$ 1,500
Share based payments	(569)	(588)
Mexican inflationary adjustments	(1,002)	(80)
Differing effective tax rate on loss in foreign jurisdiction	63	93
Impact of change in statutory tax rates		444
Unrecognized deferred tax assets	1,516	(4,671)
Impact of foreign exchange and other	(2,156)	2,574
Total income tax expense	$ (796)	$ (728)